Debt - Summary of borrowings (Details) - JPY (¥) ¥ in Thousands			12 Months Ended
	Sep. 30, 2021	Aug. 31, 2017	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 18, 2020	Sep. 03, 2014
Debt
Total long-term debt			¥ 85,511	¥ 86,729
Less: unamortized debt issuance costs			(1,067)	(1,136)
Subtotal			84,444	85,593
Current portion of long-term debt, net of debt issuance costs			(4,970)	(1,649)
Long-term debt, excluding current portion, net of debt issuance costs			79,474	83,944
Proceeds from long-term debt			500	25,000
Interest expense, amortization of issuance costs			69	68	¥ 69
Amended term loan with Japan Finance Corporation
Debt
Total long-term debt			¥ 15,500
Amended term loan with Japan Finance Corporation | Minimum
Debt
Interest Rate			0.36%
Amended term loan with Japan Finance Corporation | Maximum
Debt
Interest Rate			1.26%
Term loan with Japan Finance Corporation
Debt
Total long-term debt				15,000
Term loan, principal amount							¥ 15,000
Proceeds from long-term debt	¥ 500
Term loan with Japan Finance Corporation | Minimum
Debt
Interest Rate			0.90%
Contract interest rate	0.36%						0.90%
Term loan with Japan Finance Corporation | Maximum
Debt
Interest Rate			8.55%
Contract interest rate	1.26%						8.55%
Term loan with Resona Bank, Limited
Debt
Total long-term debt			¥ 25,000	25,000
Term loan, principal amount						¥ 25,000
Term loan with Resona Bank, Limited | Minimum
Debt
Interest Rate			0.00%
Contract interest rate						0.00%
Term loan with Resona Bank, Limited | Maximum
Debt
Interest Rate			1.20%
Contract interest rate						1.20%
Term loan with SBI Estate Finance Co., Ltd.
Debt
Interest Rate			6.00%
Total long-term debt			¥ 45,011	46,729
Term loan, principal amount		¥ 52,000
Proceeds from long-term debt		¥ 50,623
Contract interest rate		6.00%
Effective interest rate		6.28%
Equal monthly repayments, principal and interest		¥ 373
Debt issuance costs			¥ 1,377
Life of term loan (in years)			20 years
Interest expense, amortization of issuance costs			¥ 69	68	¥ 69
Unamortized debt issuance costs			¥ 1,067	¥ 1,136